SHAREHOLDERS' CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Shareholders' Capital
Pengrowth is authorized to issue an unlimited number of common shares and up to 10 million preferred shares. No preferred shares have been issued.

	2017		2016
(Common shares in 000's)	Number of common shares	Amount	Number of common shares	Amount
Balance, beginning of year	547,709	$4,815.1	543,033	$4,797.0
Share based compensation (non-cash exercised)	4,537	14.6	4,676	18.1
Balance, end of year	552,246	$4,829.7	547,709	$4,815.1